Short-term Borrowings and Long-term Debt (Summary of Subsequent Maturities of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Long-term debt by maturity:
2017	¥ 3,334,717
2018	2,544,367
2019	4,785,270
2020	3,135,519
2021	1,371,071
2022 and thereafter	6,801,133
Total	21,972,077	¥ 19,968,735
MUFG [Member]
Long-term debt by maturity:
2017	6
2018	8
2019	5
2020	3
2021	279,222
2022 and thereafter	1,560,555
Total	1,839,799	444,495
BTMU [Member]
Long-term debt by maturity:
2017	2,341,212
2018	1,834,575
2019	3,669,309
2020	1,590,046
2021	841,964
2022 and thereafter	3,799,481
Total	14,076,587	13,917,887
Other Subsidiaries [Member]
Long-term debt by maturity:
2017	993,499
2018	709,784
2019	1,115,956
2020	1,545,470
2021	249,885
2022 and thereafter	1,441,097
Total	¥ 6,055,691	¥ 5,606,353